ANNUAL
REPORT
November 30, 2000

OAK RIDGE
FUNDS, INC.

Shareholder Services
1(800) 407-7298

OAK RIDGE INVESTMENTS, LLC
Investment Adviser

OAK RIDGE FUNDS

LETTER TO SHAREHOLDERS
NOVEMBER, 2000

Dear Investor:

  What a difference a year makes. For over a year we have questioned the existence of a "new paradigm" which enthusiastically supported the ridiculous valuations afforded most technology stocks. Greed allowed investors to ignore an obvious speculative bubble and proved the saying that "those who do not remember history are doomed to repeat it".

  The past year's carnage was led by the Internet group, but included blue chip technology stocks such as Microsoft, Cisco and Intel. The last several years have seen Coca Cola, the most dominant consumer stock, move sideways in a bull market. Investors realized that after more than a decade of annual stock appreciation of nearly two times its earnings growth rate, Coke's valuation was unrealistic. The greater degree of over-speculation in the technology sector coupled with dubious brand dominance caused the group to collapse. Recent earnings woes suggest continued volatility is likely as valuations are still not cheap by historical standards.

  The year did provide positive opportunities for value-oriented investors who had been left out of the market advance the previous two years. The Oak Ridge Small and Large-Cap funds significantly outpaced their respective benchmarks, as growth at a reasonable price regained recognition as a meaningful strategy for excellent risk adjusted performance. Energy stocks, which benefited all year from the country's power shortage, were further aided by the early cold winter weather and surging natural gas prices. Normally defensive healthcare and consumer products companies performed well as did financial stocks whose prospects will improve should the Federal Reserve further reduce interest rates.

  The Federal Reserve must take action to support a sagging economy that flirts with the possibility of a recession for the first time in nearly a decade. Many companies are pre-announcing earnings shortfalls as domestic orders have abruptly slowed. As this permeates through the economy, consumer confidence, already ailing from stock market losses, is vulnerable to further erosion. Foreign business remains strong, but the nature of a globalized market also makes it susceptible to weakness in its largest member. Certain pundits recommending foreign investments to avoid a troubled U.S. market do not logically explain how international concerns will avoid such exposure.

  The presidential standoff provided great theater but its outcome was meaningless after election night. True, we did not know who would occupy the White House, but a split vote meant that neither party would succeed in advancing anything other than its moderate ideas. Improved productivity through advanced technology and a non-meddling stance by President Clinton were the strengths of the last eight years. Slower productivity gains have already affected the economy and created a challenging environment for President-elect Bush to address the healthcare and retirement needs of an aging population.

  Investors with a long-term time horizon have no reason to panic. The average profitable stock has already corrected to reasonable valuations and should once again advance at a rate comparable to its earnings growth. Even in the event of a recession, stocks represent a leading economic indicator and usually move upward prior to an expansion. Those looking to make big returns will find it difficult, as expectations of 5% - 10% annual returns on stocks will likely slow the rate of new moneys to equities. Momentum investors will be whipsawed in a manner similar to what commodity traders experienced after constant inflation-driven price advances of the 1970's were replaced by a directionless market that punished those seeking shortcuts.

  The market should continue to reward patient long-term stock pickers with sound investment disciplines. We appreciate your confidence and look forward to a successful year ahead.

  Sincerely,

  /s/David M. Klaskin

  David M. Klaskin
  Chairman

           Oak Ridge Small Cap        Oak Ridge Small Cap
              Equity Fund -              Equity Fund -          Russell 2000
 Date       Class A - No Load           Class A - Load             Index
 ----       -----------------           --------------             -----
 1/94             10,000                    10,000                10,000
 5/94             10,160                    10,150                 9,682
11/94             10,480                    10,480                 9,562
 5/95             11,121                    11,121                10,679
11/95             14,360                    14,360                12,286
 5/96             17,485                    16,737                14,512
11/96             17,358                    16,618                14,315
 5/97             18,846                    18,042                15,523
11/97             22,218                    21,268                17,665
 5/98             23,858                    22,837                18,821
11/98             20,038                    19,181                16,496
 5/99             20,272                    19,405                18,316
11/99             23,524                    22,518                19,081
 5/00             21,108                    20,205                20,131
11/00             26,105                    24,988                18,969

                          Average Annual Total Return
                     For the period ended November 30, 2000

                                                                        Since
                                             One Year     Five Year   Inception
                                             --------     ---------   ---------
Oak Ridge Small Cap Equity Fund -
  Class A (no load)(1)<F1>                    10.97%       12.70%       14.88%
Oak Ridge Small Cap Equity Fund -
  Class A (load)(1)<F1>                        6.25%       11.72%       14.17%
Oak Ridge Small Cap Equity Fund -
  Class C(2)<F2>                              10.08%         n/a         9.44%

(1)<F1>  January 3, 1994 inception.
(2)<F2>  March 1, 1997 inception.

           Oak Ridge Large Cap        Oak Ridge Large Cap
              Equity Fund -              Equity Fund -
 Date       Class A - No Load           Class A - Load         S&P 500 Index
 ----       -----------------           --------------         -------------
 3/99             10,000                    10,000                10,000
 5/99             10,092                     9,665                10,548
11/99             10,376                     9,937                11,324
 5/00             11,059                    10,591                11,653
11/00             11,576                    11,086                10,846

                          Average Annual Total Return
                     For the period ended November 30, 2000

                                                            Since
                                             One Year     Inception
                                             --------     ---------
Oak Ridge Large Cap Equity Fund -
  Class A (no load)(3)<F3>                    11.57%        8.69%
Oak Ridge Large Cap Equity Fund -
  Class A (load)(3)<F3>                        6.83%        6.04%

(3)<F3>  March 1, 1999 inception.

Each chart assumes an initial gross investment of $10,000 made upon inception. Returns shown include the reinvestment of all dividends. For the Small Cap Equity Fund Class A shares, a 4.25% maximum sales load took effect January 1, 1996. The load performance for Class A has been restated to reflect the impact of the sales load as if the sales load had been imposed since inception. Performance reflects expense reimbursements and fee waivers in effect. Absent expense reimbursements and fee waivers, total returns would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

Russell 2000 Index - A stock market index comprised of the 2,000 smallest U.S. domiciled publicly traded common stocks that are included in the Russell 3000 Index. These common stocks represent approximately 8% of the U.S. equity market. The Russell 3000 Index is comprised of the 3,000 largest U.S. domiciled publicly-traded common stocks by market capitalization representing approximately 98% of the U.S. publicly traded equity market.

S&P 500 Stock Index - An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

OAK RIDGE SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2000

NUMBER OF
  SHARES                                                              VALUE
  ------                                                              -----
            COMMON STOCK -- 87.83%

            ADVERTISING -- 3.30%
  13,500    Catalina Marketing Corporation*<F4>                    $   535,781
                                                                   -----------

            BANKING -- 2.21%
   8,000    Astoria Financial Corporation                              358,000
                                                                   -----------

            CHEMICALS -- 2.91%
  13,000    Cambrex Corporation                                        472,875
                                                                   -----------

            CIRCUIT BOARDS -- 1.42%
   8,000    Benchmark Electronics, Inc.*<F4>                           231,000
                                                                   -----------

            COMMERCIAL SERVICES -- 2.15%
  12,000    F.Y.I. Incorporated*<F4>                                   349,500
                                                                   -----------

            COMPUTER EQUIPMENT -- 3.54%
  12,500    Avocent Corporation*<F4>                                   575,000
                                                                   -----------

            COMPUTERS - SOFTWARE -- 2.84%
  14,000    Peregrine Systems, Inc.*<F4>                               227,500
  10,000    SeaChange International, Inc.*<F4>                         233,125
                                                                   -----------
                                                                       460,625
                                                                   -----------

            DATA PROCESSING -
              MANAGEMENT -- 1.94%
  17,000    Reynolds and Reynolds
              Company - Class A                                        315,563
                                                                   -----------

            DRUGS & MEDICAL -- 13.36%
  18,000    Albany Molecular Research, Inc.*<F4>                       873,000
   9,592    King Pharmaceuticals, Inc.*<F4>                            467,610
   8,000    Shire Pharmaceuticals Group
              PLC - ADR*<F4>+<F5>                                      365,000
   7,200    Waters Corporation*<F4>                                    463,050
                                                                   -----------
                                                                     2,168,660
                                                                   -----------

            ELECTRONICS -- 7.85%
       2    Flextronics International Ltd.*<F4>+<F5>                        50
  12,000    InFocus Corporation*<F4>                                   372,000
   9,000    Sanmina Corporation*<F4>                                   686,250
  15,000    Universal Electronics, Inc.*<F4>                           215,625
                                                                   -----------
                                                                     1,273,925
                                                                   -----------

            ENGINEERING -- 3.44%
  16,000    Tetra Tech, Inc.*<F4>                                      559,000
                                                                   -----------

            ENVIRONMENTAL SERVICES/
            POLLUTION CONTROL -- 0.34%
  21,000    EarthCare Company*<F4>                                      55,125
                                                                   -----------

            FINANCIAL SERVICES -- 8.71%
  20,000    Actrade Financial
              Technologies, Ltd.*<F4>                                  406,250
  14,000    Heller Financial, Inc.                                     370,125
  14,000    Legg Mason, Inc.                                           638,750
                                                                   -----------
                                                                     1,415,125
                                                                   -----------

            HEALTH CARE EQUIPMENT &
              SUPPLIES -- 4.93%
  16,000    Coherent, Inc.*<F4>                                        464,000
  24,000    Owens & Minor, Inc.                                        336,000
                                                                   -----------
                                                                       800,000
                                                                   -----------

            HOSPITALS & HEALTH CARE -- 2.10%
  15,000    America Service Group, Inc.*<F4>                           341,250
                                                                   -----------

            INFORMATION MANAGEMENT
              SERVICES -- 3.37%
  13,000    Convergys Corporation*<F4>                                 546,813
                                                                   -----------

            INSTRUMENTS - SCIENTIFIC -- 2.93%
  15,000    Varian, Inc.*<F4>                                          476,250
                                                                   -----------

            MACHINERY - PRINT TRADE -- 1.93%
   7,500    Zebra Technologies Corporation -
              Class A*<F4>                                             314,063
                                                                   -----------

            METAL PRODUCTS -- 3.72%
   9,800    Shaw Group Inc.*<F4>                                       603,925
                                                                   -----------

            OIL - FIELD SERVICES -- 4.35%
  23,000    Hanover Compressor Company*<F4>                            705,812
                                                                   -----------

            RETAIL - DISCOUNT -- 2.48%
  12,000    BJ's Wholesale Club, Inc.*<F4>                             402,750
                                                                   -----------

            TELECOMMUNICATIONS
              EQUIPMENT -- 2.14%
   8,000    NICE Systems LTD. - ADR*<F4>+<F5>                          348,000
                                                                   -----------

            TELECOMMUNICATION SERVICES -- 1.62%
  16,000    Metro One
              Telecommunications, Inc.*<F4>                            263,000
                                                                   -----------

            WHOLESALE -- 4.25%
  15,000    Insight Enterprises, Inc.*<F4>                             330,000
  14,000    United Stationers Inc.                                     360,500
                                                                   -----------
                                                                       690,500
                                                                   -----------
            Total Common Stock
              (cost $11,036,006)                                    14,262,542
                                                                   -----------

PRINCIPAL
  AMOUNT
---------
            SHORT-TERM INVESTMENTS -- 13.46%

            VARIABLE RATE DEMAND NOTES -- 13.46%
$757,348    American Family Financial
              Services, Inc.                                           757,348
 772,347    Sara Lee, Inc.                                             772,347
  70,174    Wisconsin Corporate Central
              Credit Union                                              70,174
 585,878    Wisconsin Electric Power Co.                               585,878
                                                                   -----------
            Total Short-Term Investments
              (cost $2,185,747)                                      2,185,747
                                                                   -----------
            Total Investments -- 101.29%
              (cost $13,221,753)                                    16,448,289
                                                                   -----------
            Liabilities, less Other
              Assets -- (1.29%)                                       (209,203)
                                                                   -----------
            NET ASSETS -- 100.00%                                  $16,239,086
                                                                   -----------
                                                                   -----------

 *<F4>  Non-income producing security.
 +<F5>  Foreign security.
   ADR  --  American Depository Receipts

                     See Notes to the Financial Statements.

OAK RIDGE LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2000

NUMBER OF
  SHARES                                                               VALUE
---------                                                              -----
            COMMON STOCK -- 82.69%

            BANKS -- 2.31%
   1,175    Citigroup Inc.                                          $   58,530
                                                                    ----------

            COMMUNICATIONS -- 4.11%
     800    ALLTEL Corporation                                          49,000
   1,200    Univision Communications, Inc. -
              Class A*<F6>                                              42,000
     862    WorldCom, Inc.*<F6>                                         12,876
                                                                    ----------
                                                                       103,876
                                                                    ----------

            COMPUTERS - MICRO -- 4.96%
   1,650    Sun Microsystems, Inc.*<F6>                                125,503
                                                                    ----------

            COMPUTERS - NETWORKING -- 1.89%
   1,000    Cisco Systems, Inc.*<F6>                                    47,875
                                                                    ----------

            COMPUTERS - SOFTWARE -- 3.12%
     825    Microsoft Corporation*<F6>                                  47,334
   1,000    Rational Software Corporation*<F6>                          31,500
                                                                    ----------
                                                                        78,834
                                                                    ----------

            COSMETICS & TOILETRIES -- 4.04%
     900    Kimberly-Clark Corporation                                  62,944
     525    Procter & Gamble Company                                    39,309
                                                                    ----------
                                                                       102,253
                                                                    ----------

            DATA PROCESSING -- 3.10%
   2,800    IMS Health Incorporated                                     78,400
                                                                    ----------

            DIVERSIFIED MANUFACTURING -- 6.05%
   1,650    General Electric Company                                    81,778
   1,350    Tyco International Ltd.+<F7>                                71,213
                                                                    ----------
                                                                       152,991
                                                                    ----------

            DRUGS & MEDICAL -- 12.75%
   1,100    Cardinal Health, Inc.                                      109,931
   1,275    Elan Corporation PLC - ADR*<F6>+<F7>                        68,770
   1,100    Medtronic, Inc.                                             58,575
   1,925    Pfizer Inc.                                                 85,302
                                                                    ----------
                                                                       322,578
                                                                    ----------

            ELECTRIC - GENERATION -- 3.69%
   1,800    AES Corporation*<F6>                                        93,375
                                                                    ----------

            ELECTRIC EQUIPMENT -- 2.67%
     925    Emerson Electric Co.                                        67,409
                                                                    ----------

            ELECTRONIC COMPONENTS -- 4.89%
   2,400    Atmel Corporation*<F6>                                      23,175
   1,200    Celestica Inc.*<F6>+<F7>                                    62,550
   1,000    Intel Corporation                                           38,063
                                                                    ----------
                                                                       123,788
                                                                    ----------

            FINANCE - CREDIT CARD -- 2.28%
   1,050    American Express Company                                    57,685
                                                                    ----------

            FINANCIAL SERVICES -- 4.05%
     700    American General Corporation                                52,456
   1,000    Household International, Inc.                               49,875
                                                                    ----------
                                                                       102,331
                                                                    ----------

            HOSPITALS -- 3.11%
   1,900    HCA - The Healthcare Company                                78,731
                                                                    ----------

            INVESTMENT COMPANIES -- 1.72%
     750    Merrill Lynch & Company                                     43,406
                                                                    ----------

            MEDICAL PRODUCTS -- 2.37%
     600    Johnson  & Johnson                                          60,000
                                                                    ----------

            OIL - INTEGRATED -- 2.38%
   2,400    Conoco, Inc. - Class B                                      60,150
                                                                    ----------

            PIPELINES -- 3.26%
   1,275    Enron Corporation                                           82,556
                                                                    ----------

            RETAIL - DISCOUNT -- 1.65%
     800    Wal-Mart Stores, Inc.                                       41,750
                                                                    ----------

            RETAIL - DRUGS -- 3.35%
   1,900    Walgreen Company                                            84,669
                                                                    ----------

            SAVINGS INSTITUTIONS -- 3.59%
   2,000    Washington Mutual, Inc.                                     90,875
                                                                    ----------

            TELECOMMUNICATION
              SERVICES -- 1.35%
   1,000    Vodafone AirTouch PLC - ADR+<F7>                            34,250
                                                                    ----------
            Total Common Stock
              (cost $1,737,428)                                      2,091,815
                                                                    ----------

PRINCIPAL
  AMOUNT
---------
            SHORT-TERM INVESTMENTS -- 16.89%

            VARIABLE RATE DEMAND NOTES -- 16.89%
$114,709    American Family Financial
              Services, Inc.                                           114,709
 119,035    Sara Lee, Inc.                                             119,035
  72,920    Wisconsin Corporate Central
              Credit Union                                              72,920
 120,490    Wisconsin Electric Company                                 120,490
                                                                    ----------
            Total Short-Term Investments
              (cost $427,154)                                          427,154
                                                                    ----------
            Total Investments -- 99.58%
              (cost $2,164,582)                                      2,518,969
                                                                    ----------
            Other Assets,
              less Liabilities -- 0.42%                                 10,660
                                                                    ----------
            NET ASSETS -- 100.00%                                   $2,529,629
                                                                    ----------
                                                                    ----------

*<F6>   Non-income producing security.
+<F7>   Foreign security.
  ADR   --  American Depository Receipts

                     See Notes to the Financial Statements.

OAK RIDGE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
NOVEMBER 30, 2000

                                                     OAK RIDGE      OAK RIDGE
                                                     SMALL CAP      LARGE CAP
                                                    EQUITY FUND    EQUITY FUND
                                                    -----------    -----------
ASSETS:
   Investments, at market value (cost $13,221,753
     and $2,164,582, respectively)                  $16,448,289    $ 2,518,969
   Cash                                                      --         24,534
   Receivable from Adviser                                   --          8,354
   Interest and dividends receivable                     14,311          3,800
   Prepaid expenses                                       1,230            608
                                                    -----------    -----------
   Total Assets                                      16,463,830      2,556,265
                                                    -----------    -----------

LIABILITIES:
   Payable for securities purchased                     140,750             --
   Payable to Adviser                                     9,459             --
   Payable for 12b-1 fees                                 9,423          1,082
   Accrued other expenses                                65,112         25,554
                                                    -----------    -----------
   Total Liabilities                                    224,744         26,636
                                                    -----------    -----------
NET ASSETS                                          $16,239,086    $ 2,529,629
                                                    -----------    -----------
                                                    -----------    -----------

NET ASSETS CONSIST OF:
   Paid-in-capital                                  $10,263,877    $ 2,249,227
   Undistributed net realized gain
     (loss) on investments                            2,748,673        (73,985)
   Net unrealized appreciation on investments         3,226,536        354,387
                                                    -----------    -----------
   Net Assets                                       $16,239,086    $ 2,529,629
                                                    -----------    -----------
                                                    -----------    -----------

CLASS A:
   Net assets                                       $14,908,546    $ 2,529,629
   Shares authorized ($.01 par value)                50,000,000     50,000,000
   Shares issued and outstanding                        685,377        182,160
   Net asset value and redemption price per share        $21.75         $13.89
                                                         ------         ------
                                                         ------         ------
   Maximum offering price per share                      $22.72         $14.51
                                                         ------         ------
                                                         ------         ------

CLASS C:
   Net assets                                       $ 1,330,540    $        --
   Shares authorized ($.01 par value)                50,000,000     50,000,000
   Shares issued and outstanding                         62,810             --
   Net asset value, redemption price and
     offering price per share                            $21.18         $   --
                                                         ------         ------
                                                         ------         ------

                     See Notes to the Financial Statements.

OAK RIDGE FUNDS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED NOVEMBER 30, 2000

                                                      OAK RIDGE       OAK RIDGE
                                                      SMALL CAP       LARGE CAP
                                                     EQUITY FUND     EQUITY FUND
                                                     -----------     -----------
INVESTMENT INCOME:
   Interest                                          $  130,613       $ 17,692
   Dividends                                             29,298         13,248
                                                     ----------       --------
                                                        159,911         30,940
                                                     ----------       --------

EXPENSES:
   Investment advisory fees                             137,731         13,999
   Fund administration and accounting fees               76,307         46,626
   12b-1 fees -- Class A                                 41,891          5,833
   12b-1 fees -- Class C                                 12,057             --
   Service fees -- Class C                                4,019             --
   Professional fees                                     51,156          8,498
   Shareholder servicing fees and expenses               46,041         20,154
   Federal and state registration fees                    8,459          7,929
   Reports to shareholders                                7,968          1,068
   Custody fees                                           4,770          3,226
   Directors' fees                                        2,814          2,428
   Other                                                  1,770            201
                                                     ----------       --------
   Total expenses before waiver                         394,983        109,962
   Less: Waiver of expenses by Adviser                  (16,016)       (63,272)
                                                     ----------       --------
   Net expenses                                         378,967         46,690
                                                     ----------       --------
NET INVESTMENT LOSS                                    (219,056)       (15,750)
                                                     ----------       --------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain on investments                   3,131,147         38,807
   Change in unrealized appreciation/depreciation
     on investments                                  (1,171,132)       202,100
                                                     ----------       --------
   Net gain on investments                            1,960,015        240,907
                                                     ----------       --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS $1,740,959       $225,157
                                                     ----------       --------
                                                     ----------       --------

                     See Notes to the Financial Statements.

OAK RIDGE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      OAK RIDGE                           OAK RIDGE
                                                                SMALL CAP EQUITY FUND               LARGE CAP EQUITY FUND
                                                            -----------------------------       -----------------------------
                                                             YEAR ENDED       YEAR ENDED         YEAR ENDED      PERIOD ENDED
                                                            NOVEMBER 30,     NOVEMBER 30,       NOVEMBER 30,     NOVEMBER 30,
                                                                2000             1999               2000          1999*<F8>
                                                            ------------     ------------       ------------     ------------
OPERATIONS:
   Net investment loss                                       $  (219,056)      $  (234,084)      $  (15,750)       $   (7,686)
   Net realized gain (loss) on investments                     3,131,147          (163,418)          38,807          (108,418)
   Change in unrealized appreciation/depreciation
     on investments                                           (1,171,132)        2,694,909          202,100           152,287
                                                             -----------       -----------       ----------        ----------
   Net increase in net assets resulting
     from operations                                           1,740,959         2,297,407          225,157            36,183
                                                             -----------       -----------       ----------        ----------

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                                 1,022,591         2,796,013          476,975         1,927,992
   Shares issued to holders in reinvestment
     of dividends                                                     --            29,855               --                --
   Shares redeemed                                            (2,023,361)       (4,064,776)         (27,986)         (108,692)
                                                             -----------       -----------       ----------        ----------
   Net increase (decrease) in net assets resulting
     from capital share transactions                          (1,000,770)       (1,238,908)         448,989         1,819,300
                                                             -----------       -----------       ----------        ----------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS
FROM NET REALIZED GAINS                                               --           (27,998)              --                --
                                                             -----------       -----------       ----------        ----------

DISTRIBUTIONS TO CLASS C SHAREHOLDERS
FROM NET REALIZED GAINS                                               --            (2,833)              --                --
                                                             -----------       -----------       ----------        ----------

TOTAL INCREASE IN NET ASSETS                                     740,189         1,027,668          674,146         1,855,483

NET ASSETS:
   Beginning of period                                        15,498,897        14,471,229        1,855,483                --
                                                             -----------       -----------       ----------        ----------
   End of period                                             $16,239,086       $15,498,897       $2,529,629        $1,855,483
                                                             -----------       -----------       ----------        ----------
                                                             -----------       -----------       ----------        ----------

*<F8>  Commencement of operations March 1, 1999.

                     See Notes to the Financial Statements.

OAK RIDGE SMALL CAP EQUITY FUND -- CLASS A

FINANCIAL HIGHLIGHTS

                                               YEAR ENDED        YEAR ENDED       YEAR ENDED        YEAR ENDED       YEAR ENDED
                                              NOV. 30, '00      NOV. 30, '99     NOV. 30, '98      NOV. 30, '97     NOV. 30, '96
                                              ------------      ------------     ------------      ------------     ------------
Per share data:
Net asset value, beginning
  of period                                      $19.60            $16.73           $19.84            $16.57           $14.32
Income from investment  operations:
     Net investment loss(1)<F9>                   (0.28)            (0.27)           (0.18)            (0.22)           (0.16)
     Net realized and unrealized
       gains (losses) on investments               2.43              3.18            (1.67)             4.58             3.01
                                                 ------            ------           ------            ------           ------
Total from investment operations                   2.15              2.91            (1.85)             4.36             2.85
                                                 ------            ------           ------            ------           ------

Less distributions:
     Distributions from net realized gains           --             (0.04)           (1.26)            (1.09)           (0.60)
                                                 ------            ------           ------            ------           ------
Net asset value, end of period                   $21.75            $19.60           $16.73            $19.84           $16.57
                                                 ------            ------           ------            ------           ------
                                                 ------            ------           ------            ------           ------

Total Return(2)<F10>                             10.97%            17.41%          (9.82)%            27.99%           20.88%

Supplemental data and ratios:
Net assets, end of period                   $14,908,546       $14,001,255      $13,215,299       $11,758,733       $7,725,072
Ratio of expenses to
  average net assets:
     Before expense waiver                        2.09%             2.50%            2.65%             2.87%            3.52%
     After expense waiver                         2.00%             2.00%            1.89%             2.00%            2.00%
Ratio of net investment loss
  to average net assets:
     Before expense waiver                      (1.22)%           (1.98)%          (1.89)%           (2.21)%          (2.74)%
     After expense waiver                       (1.13)%           (1.48)%          (1.13)%           (1.34)%          (1.22)%
Portfolio turnover rate(3)<F11>                     46%               64%              57%               55%              71%

 (1)<F9> Net investment loss per share is calculated using the ending balance of undistributed net investment loss prior to consideration of adjustments for permanent book and tax differences.
(2)<F10> Effective January 1, 1996, the Fund instituted a maximum 4.25% front end sales load on Class A shares. The total return calculation does not reflect the 4.25% sales load.
(3)<F11> Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See Notes to the Financial Statements.

OAK RIDGE SMALL CAP EQUITY FUND -- CLASS C

FINANCIAL HIGHLIGHTS

                                                                                                                   NINE MONTHS
                                                       YEAR ENDED          YEAR ENDED          YEAR ENDED             ENDED
                                                      NOV. 30, '00        NOV. 30, '99        NOV. 30, '98     NOV. 30, '97(1)<F12>
                                                      ------------        ------------        ------------     --------------------
Per share data:
Net asset value, beginning
  of period                                             $19.24              $16.54              $19.75               $16.20
Income from investment operations:
     Net investment loss                                 (0.48)(2)<F13>      (0.46)(2)<F13>      (0.34)(3)<F14>       (0.13)(2)<F13>
     Net realized and unrealized
       gains (losses) on investments                      2.42                3.20               (1.61)                3.68
                                                        ------              ------              ------               ------
Total from investment operations                          1.94                2.74               (1.95)                3.55
                                                        ------              ------              ------               ------

Less distributions:
     Distributions from net realized gains                  --               (0.04)              (1.26)                  --
                                                        ------              ------              ------               ------
Net asset value, end of period                          $21.18              $19.24              $16.54               $19.75
                                                        ------              ------              ------               ------
                                                        ------              ------              ------               ------

Total Return                                            10.08%              16.58%            (10.40)%               21.91%(4)<F15>

Supplemental data and ratios:
Net assets, end of period                           $1,330,540          $1,497,642          $1,255,930             $334,836
Ratio of expenses to
  average net assets:
     Before expense waiver                               2.84%               3.25%               3.39%                3.63%(5)<F16>
     After expense waiver                                2.75%               2.75%               2.63%                2.80%(5)<F16>
Ratio of net investment loss
  to average net assets:
     Before expense waiver                             (1.97)%             (2.73)%             (2.63)%              (3.01)%(5)<F16>
     After expense waiver                              (1.88)%             (2.23)%             (1.87)%              (2.18)%(5)<F16>
Portfolio turnover rate(6)<F17>                            46%                 64%                 57%                  55%

(1)<F12> Effective March 1, 1997, the Fund offered a second class of shares, Class C.
(2)<F13> Net investment loss per share is calculated using the ending balance of undistributed net investment loss prior to consideration of adjustments for permanent book and tax differences.
(3)<F14> Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.
(4)<F15>   Not annualized.
(5)<F16>   Annualized.
(6)<F17> Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See Notes to the Financial Statements.

OAK RIDGE LARGE CAP EQUITY FUND

FINANCIAL HIGHLIGHTS

                                                                      CLASS A                                  CLASS  C
                                                      -----------------------------------------     -----------------------------
                                                                           MARCH 1, '99(1)<F18>     APRIL 26, '99(1)<F18>(2)<F19>
                                                       YEAR ENDED                THROUGH                       THROUGH
                                                      NOV. 30, '00             NOV. 30, '99                  NOV. 25, '99
                                                      ------------             ------------         -----------------------------
Per share data:
Net asset value, beginning of period                    $12.45                   $12.00                        $12.66
Income from investment operations:
     Net investment loss(3)<F20>                         (0.09)                   (0.05)                        (0.10)
     Net realized and unrealized gains on investments     1.53                     0.50                          0.03
                                                        ------                   ------                        ------
Total from investment operations                          1.44                     0.45                         (0.07)
                                                        ------                   ------                        ------
Net asset value, end of period                          $13.89                   $12.45                        $12.59
                                                        ------                   ------                        ------
                                                        ------                   ------                        ------

Total Return                                            11.57%(5)<F22>            3.75%(4)<F21>(5)<F22>       (0.55)%(4)<F21>

Supplemental data and ratios:
Net assets, end of period                           $2,529,629               $1,855,483                            $0
Ratio of expenses to average net assets:
     Before expense waiver                               4.72%                    7.80%(6)<F23>                 7.13%(6)<F23>
     After expense waiver                                2.00%                    2.00%(6)<F23>                 2.75%(6)<F23>
Ratio of net investment loss to average net assets:
     Before expense waiver                             (3.40)%                  (6.38)%(6)<F23>               (5.77)%(6)<F23>
     After expense waiver                              (0.68)%                  (0.58)%(6)<F23>               (1.39)%(6)<F23>
Portfolio turnover rate(7)<F24>                            25%                      52%                           52%

(1)<F18>   Commencement of operations.
(2)<F19> Effective April 26, 1999, the Fund offered a second class of shares (Class C). All Class C shareholders redeemed their shares on November 25, 1999. The Fund's Class C shares are not currently available to investors. If the Fund should decide to offer the Class C shares in the future, a shareholder notification will be provided at that time.
(3)<F20> Net investment loss per share is calculated using the ending balance of undistributed net investment loss prior to consideration of adjustments for permanent book and tax differences.
(4)<F21>   Not annualized.
(5)<F22>   The total return calculation does not reflect the 4.25% sales load.
(6)<F23>   Annualized.
(7)<F24> Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See Notes to the Financial Statements.

OAK RIDGE FUNDS

NOTES TO THE FINANCIAL STATEMENTS
NOVEMBER 30, 2000

1. ORGANIZATION

Oak Ridge Funds, Inc. (the "Corporation") was incorporated on October 15, 1993 as a Maryland corporation. The Corporation is registered as an open-end diversified management investment company under the Investment Company Act of 1940 (the "1940 Act") and consists of two series of portfolios: the Oak Ridge Small Cap Equity Fund and the Oak Ridge Large Cap Equity Fund (the "Funds"). Each Fund's investment objective is capital appreciation. Oak Ridge Investments, LLC (the "Adviser") is the Funds' investment adviser. The Funds commenced operations on January 3, 1994 (Oak Ridge Small Cap Equity Fund) and March 1, 1999 (Oak Ridge Large Cap Equity Fund).

The Funds have issued two classes of shares: Class A and Class C. The Class A shares are subject to a 0.25% distribution fee pursuant to Rule 12b-1 and an initial sales charge imposed at the time of purchase, in accordance with the Funds' prospectus. The maximum sales charge is 4.25% of the offering price, or 4.44% of the net asset value. The Class C shares are subject to a shareholder servicing fee of 0.25% and distribution fees of 0.75% pursuant to Rule 12b-1. Each class of shares of the Funds has identical rights and privileges except that each class bears differing Rule 12b-1 expenses and has exclusive voting rights on matters pertaining to the distribution plan for that class. Effective December 7, 1999 and until further notice, the Oak Ridge Large Cap Equity Fund discontinued issuing Class C shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a) Investment Valuation - Common stocks and other equity-type securities are valued at the last sales price on a national securities exchange or NASDAQ on which such securities are primarily traded; provided, however, securities traded on an exchange or NASDAQ for which there were no transactions on a given day, and securities not listed on an exchange or NASDAQ, are valued at the most recent bid price. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service, subject to review by the Adviser and determination of the appropriate price whenever a furnished price is significantly different from the previous day's furnished price. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith at the direction of the Board of Directors.

b) Federal Income Taxes - It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income and net capital gains to shareholders. Therefore, no federal tax provision is provided.

c) Distributions to Shareholders - The Funds pay dividends of net investment income, if any, annually. Distributions of net realized capital gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

d) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

e) Other - Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent differences between the financial reporting and tax basis of income and expenses be reclassified in the capital accounts.

3. CAPITAL SHARE TRANSACTIONS

   Transactions in shares of the Funds were as follows:

                                                                          OAK RIDGE SMALL CAP EQUITY FUND
                                                                                      CLASS A
                                                       ---------------------------------------------------------------------
                                                                 YEAR ENDED                              YEAR ENDED
                                                               NOV. 30, 2000                           NOV.  30, 1999
                                                       -----------------------------           -----------------------------
                                                       AMOUNT                 SHARES           AMOUNT                 SHARES
                                                       ------                 ------           ------                 ------
   Shares sold                                       $   871,144              36,322         $ 2,017,616             117,504
   Shares issued to holders in
     reinvestment of dividends                                --                  --              27,109               1,668
   Shares redeemed                                    (1,545,243)            (65,217)         (3,320,277)           (194,852)
                                                     -----------             -------         -----------             -------
   Net decrease                                      $  (674,099)            (28,895)        $(1,275,552)            (75,680)
                                                     -----------                             -----------
                                                     -----------                             -----------

   SHARES OUTSTANDING:
       Beginning of Period                                                   714,272                                 789,952
                                                                             -------                                 -------
       End of Period                                                         685,377                                 714,272
                                                                             -------                                 -------
                                                                             -------                                 -------

                                                                          OAK RIDGE SMALL CAP EQUITY FUND
                                                                                      CLASS C
                                                       ---------------------------------------------------------------------
                                                                 YEAR ENDED                              YEAR ENDED
                                                               NOV. 30, 2000                           NOV.  30, 1999
                                                       -----------------------------           -----------------------------
                                                       AMOUNT                 SHARES           AMOUNT                 SHARES
                                                       ------                 ------           ------                 ------
   Shares sold                                       $   151,447               6,368         $   778,397              45,756
   Shares issued to holders in
     reinvestment of dividends                                --                  --               2,746                 170
   Shares redeemed                                      (478,118)            (21,411)           (744,499)            (43,989)
                                                     -----------             -------         -----------             -------
   Net increase (decrease)                           $  (326,671)            (15,043)        $    36,644               1,937
                                                     -----------                             -----------
                                                     -----------                             -----------

   SHARES OUTSTANDING:
       Beginning of Period                                                    77,853                                  75,916
                                                                             -------                                 -------
       End of Period                                                          62,810                                  77,853
                                                                             -------                                 -------
                                                                             -------                                 -------
   Total Net Decrease                                $(1,000,770)                            $(1,238,908)
                                                     -----------                             -----------
                                                     -----------                             -----------

                                                                                 OAK RIDGE LARGE CAP EQUITY FUND
                                                                                      CLASS A
                                                       ---------------------------------------------------------------------
                                                                                                    MARCH 1, 1999*<F25>
                                                                 YEAR ENDED                               THROUGH
                                                               NOV. 30, 2000                           NOV.  30, 1999
                                                       -----------------------------           -----------------------------
                                                       AMOUNT                 SHARES           AMOUNT                 SHARES
                                                       ------                 ------           ------                 ------
   Shares sold                                       $   476,975              35,026         $ 1,920,112             157,498
   Shares redeemed                                       (27,986)             (1,927)           (100,836)             (8,437)
                                                     -----------             -------         -----------             -------
   Net increase                                      $   448,989              33,099         $ 1,819,276             149,061
                                                     -----------                             -----------
                                                     -----------                             -----------

   SHARES OUTSTANDING:
       Beginning of Period                                                   149,061                                      --
                                                                             -------                                 -------
       End of Period                                                         182,160                                 149,061
                                                                             -------                                 -------
                                                                             -------                                 -------

                                                                                      CLASS C
                                                        --------------------------------------------------------------------
                                                                                                    APRIL 26, 1999*<F25>
                                                                                                          THROUGH
                                                                                                       NOV.  25, 1999
                                                                                               -----------------------------
                                                                                               AMOUNT                 SHARES
                                                                                               ------                 ------
   Shares sold                                                                               $     7,880                 624
   Shares redeemed                                                                                (7,856)               (624)
                                                                                             -----------             -------
   Net increase                                                                              $        24                  --
                                                                                             -----------             -------
                                                                                             -----------             -------
   Total Net Increase                                                                        $ 1,819,300
                                                                                             -----------             -------
                                                                                             -----------             -------

*<F25>  Commencement of operations.

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an agreement with the Adviser, with whom certain officers and directors of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of this agreement, the Oak Ridge Small Cap Equity Fund pays the Adviser an annual management fee, effective March 1, 1999 of 0.75% (prior to March 1, 1999, the fee was 1.00%) and the Oak Ridge Large Cap Equity Fund pays the Adviser an annual fee of 0.60% of the Fund's average daily net assets. The advisory fee is accrued daily and paid monthly.

For the year ended November 30, 2000, the Adviser agreed to waive its management fee and/or reimburse the Funds' operating expenses to ensure that total operating expenses (exclusive of interest, taxes, brokerage commissions, and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) for (i) Class A shares did not exceed 2.00% of the class' average daily net assets and (ii) Class C shares did not exceed 2.75% of the class' average daily net assets. The Adviser has agreed to extend these caps on the Funds' operating expenses through March 31, 2001. After this date, the Adviser may elect to continue, modify or terminate the limitation on Fund operating expenses. Further, under the terms of this agreement, any Fund expenses waived or reimbursed after March 1, 1999 may be recouped by the Adviser from the Fund to the extent actual operating expenses for a period are less than the expense limitation caps, provided that the Adviser may only be entitled to recoup such amounts for a period of three years from the fiscal year such amounts were waived or reimbursed. Reimbursed/absorbed expenses subject to potential recovery by year of expiration are as follows:

                                   OAK RIDGE SMALL       OAK RIDGE LARGE
       YEAR OF EXPIRATION          CAP EQUITY FUND       CAP EQUITY FUND
       ------------------          ---------------       ---------------
       November 30, 2002               $53,135               $75,906
       November 30, 2003               $16,016               $63,272

For the year ended November 30, 2000, Oak Ridge Small Cap Equity Fund and Oak Ridge Large Cap Equity Fund paid Oak Ridge Investments, Inc. (the "Distributor") $7,891 and $1,017, respectively, of brokerage commissions. The Funds were advised that the Distributor also received front-end sales charges on Class A shares of $3,343 for the Oak Ridge Small Cap Equity Fund and $2,664 for the Oak Ridge Large Cap Equity Fund.

5. INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Oak Ridge Small Cap Equity Fund for the year ended November 30, 2000, were $7,413,747 and $9,987,891, respectively. The aggregate purchases and sales of securities, excluding short-term investments, for the Oak Ridge Large Cap Equity Fund for the year ended November 30, 2000, were $819,563 and $517,487, respectively. There were no purchases or sales of long-term U.S. Government securities.

At November 30, 2000, cost and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

                                                     COST            APPRECIATION       (DEPRECIATION)     NET APPRECIATION
                                                 -----------         ------------       --------------    -----------------
     Oak Ridge Small Cap Equity Fund             $13,221,753          $4,491,164         $(1,264,628)         $3,226,536
     Oak Ridge Large Cap Equity Fund               2,164,582             482,541            (128,154)            354,387

Each Fund's basis in investments is the same for income tax and financial reporting purposes. For the year ended November 30, 2000, capital loss carryforwards of $163,418 and $34,433 were utilized by the Oak Ridge Small Cap Equity Fund and Oak Ridge Large Cap Equity Fund, respectively. At November 30, 2000, the Oak Ridge Large Cap Equity Fund had a capital loss carryforward of $73,985 remaining, which the Fund intends to use to reduce future net capital gains. This carryforward, if unused, will expire November 30, 2007.

6. DISTRIBUTION PLAN

The Funds have adopted a plan of distribution for each class of shares (the "Class A Plan" and the "Class C Plan") in accordance with Rule 12b-1 under the 1940 Act pursuant to which certain distribution and/or service fees are paid. Under the Class A Plan, the Funds are required to pay the Distributor a distribution fee at an annual rate of 0.25% of the average daily net assets of the Funds attributable to the Class A shares for the promotion and distribution of the Class A shares. The Class C Plan requires the Funds to pay the Distributor (i) a distribution fee of 0.75% of the average daily net assets of the Funds attributable to the Class C shares and (ii) a service fee for personal services provided to shareholder accounts at an annual rate of 0.25% of the average daily net assets of the Funds attributable to Class C shares. Distribution fees incurred by the Oak Ridge Small Cap Equity Fund and Oak Ridge Large Cap Equity Fund Class A shares for the year ended November 30, 2000 were $41,891 and $5,833, respectively. Distribution fees incurred by the Oak Ridge Small Cap Equity Fund Class C shares for the year ended November 30, 2000 were $12,057. Service fees for the Oak Ridge Small Cap Equity Fund Class C shares for the year ended November 30, 2000 were $4,019.

7. DISTRIBUTION (UNAUDITED)

On December 8, 2000, a distribution of $3.68373 per share (including $0.52794 applicable to shareholders as short-term capital gain and $3.15579 applicable to long-term capital gain), aggregating $2,517,248 and $231,425 for the Oak Ridge Small Cap Equity Fund Class A and Class C, respectively, was paid to the shareholders of record on December 7, 2000.

OAK RIDGE FUNDS

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Oak Ridge Funds, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Oak Ridge Small Cap Equity Fund and the Oak Ridge Large Cap Equity Fund (constituting Oak Ridge Funds, Inc., hereafter referred to as the "Funds") at November 30, 2000, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with accounting principles generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

December 22, 2000
Milwaukee, Wisconsin

                               TABLE OF CONTENTS

                                                                      Page
                                                                      ----
Letter to Shareholders                                                  1
Schedule of Investments                                                 4
Statement of Assets and Liabilities                                     8
Statement of Operations                                                 9
Statement of Changes in Net Assets                                     10
Financial Highlights                                                   11
Notes to the Financial Statements                                      14

This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.